Legal Proceedings - Additional Information (Detail) $ in Thousands, ₩ in Millions						1 Months Ended								12 Months Ended		38 Months Ended	48 Months Ended		60 Months Ended
	Jan. 24, 2024 cancer	Apr. 05, 2023 agreement	Dec. 06, 2022 case plaintiff cancer	Jan. 25, 2022 cancer	Jun. 01, 2021 case	Mar. 01, 2024 hearing	Nov. 30, 2023 patent	Jul. 30, 2023 GBP (£)	Jul. 30, 2023 KRW (₩)	Feb. 28, 2023 GBP (£)	Feb. 28, 2023 KRW (₩)	Aug. 31, 2020 employee	Oct. 31, 2012 agreement	Dec. 31, 2023 GBP (£) classAction case	Dec. 31, 2020 classAction	Feb. 21, 2024 classAction	Dec. 31, 2023 GBP (£) plaintiff cancer	Dec. 31, 2022 GBP (£) cancer defendant	Dec. 31, 2019 case	Oct. 11, 2023 case	Aug. 02, 2023 patent	Jun. 07, 2022 patent	Aug. 05, 2021 USD ($)	Dec. 02, 2020 member	Jun. 30, 2017 USD ($)
Disclosure of Legal Proceedings [line items]
Provision for legal and other disputes | £														£ 267,000,000			£ 267,000,000	£ 218,000,000
Coreq
Disclosure of Legal Proceedings [line items]
Damages awarded to GSK | $																							$ 235,510		$ 235,510
Number of panel members at rehearing | member																								3
RSV
Disclosure of Legal Proceedings [line items]
Number of patents revocation requested																						3
Number of patents filed by the company																					4
Number of patents infringements filed by the company							2
RSV | Netherlands | Commencement of major litigation
Disclosure of Legal Proceedings [line items]
Number of hearings scheduled | hearing						2
Avandia
Disclosure of Legal Proceedings [line items]
Number of class actions pending | classAction														2
Zantac
Disclosure of Legal Proceedings [line items]
Number of personal injury cases, defendant | defendant																		2,200
Number of personal injury cases, dismissed | case			2,200
Number of cancer wished to pursue by MDL plaintiffs | cancer																		10
Number of types of cancers dropped from being pursued | cancer				5													5
Number of cancers being pursued by MDL plaintiffs | cancer			5														5
Loss contingency number of plaintiffs | plaintiff			13,000
Number of breast cancer cases | case																				3
Zantac | Commencement of major litigation
Disclosure of Legal Proceedings [line items]
Number of cancers being pursued by MDL plaintiffs | cancer	10
Zantac | US
Disclosure of Legal Proceedings [line items]
Loss contingency number of plaintiffs | plaintiff																	78,000
Zantac | Delaware
Disclosure of Legal Proceedings [line items]
Loss contingency number of plaintiffs | plaintiff																	72,000
Zantac | Ontario and Quebec
Disclosure of Legal Proceedings [line items]
Number of class actions pending | classAction															2
Zantac | Canada | Commencement of major litigation
Disclosure of Legal Proceedings [line items]
Number of class actions pending | classAction																120
Zantac | ILLINOIS
Disclosure of Legal Proceedings [line items]
Number of state court cases | case														14
Zofran
Disclosure of Legal Proceedings [line items]
Number of product liability cases | case					431														400
Zofran | Canada
Disclosure of Legal Proceedings [line items]
Number of class actions pending | classAction														4
Number of state court cases | case														1
Orange Book Challenge
Disclosure of Legal Proceedings [line items]
Number of patents							62
Zejula Royalty Dispute
Disclosure of Legal Proceedings [line items]
Number of worldwide patent license agreements | agreement		2											2
GSK Korea
Disclosure of Legal Proceedings [line items]
Loss contingency, damages sought, value								£ 212,000	₩ 351	£ 45,000	₩ 70
GSK Korea | Minimum
Disclosure of Legal Proceedings [line items]
Number of employees interfered with tender process | employee												1
GSK Group | Orange Book Challenge
Disclosure of Legal Proceedings [line items]
Number of patents							5
Number of patents, requested for removal							4